UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2015

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

January 31, 2015

AEW Real Estate Fund

Portfolio Review  page 1

Portfolio of Investments  page  8

Financial Statements  page 11

Notes to Financial Statements  page 19

AEW REAL ESTATE FUND

Managers	Symbols
Matthew A. Troxell, CFA®	Class A NRFAX
John Garofalo, CFA®*	Class B NRFBX
J. Hall Jones, Jr., CFA®	Class C NRCFX
Roman Ranocha, CFA®	Class N NRFNX
AEW Capital Management, L.P.	Class Y NRFYX

*	John Garofalo became portfolio manager of the Fund effective March 2, 2014.

Objective

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Market Conditions

The U.S. economy performed extremely well in the 12 months ending January 31, 2015, with 12 consecutive months of at least 200,000 new jobs, the longest stretch since 1995. With U.S. growth firming, the U.S. Federal Reserve Board (the Fed) ended its bond purchase program in October, and yields of shorter duration bonds have begun to climb in recent months in response. Still, low inflation and anemic growth in most other major economies have resulted in extremely low sovereign yields in the rest of the world, and flows have been moving into dollar-denominated assets of all kinds. These flows pushed the 10 year Treasury yield down to 1.64% by January 31, 2015 from 2.64% a year earlier, and while we expect higher bond yields eventually, it is not at all clear when rates will rise. The Fed continues to maintain that it will be “patient” in normalizing monetary policy.

The U.S. stock market posted positive returns for the 12 months ending January 31, 2015 as investors weighed accelerating economic growth in the U.S. and falling oil prices (both positives for consumers) against slowing global growth and the prospect of interest rate hikes by the Fed in 2015. Rapidly declining oil prices also drove energy-related stocks lower and volatility higher for the general equity indexes. Overall, for the 12-month period, the S&P 500 Index returned 14.22%, while the Dow Jones Industrial Average and the NASDAQ Composite Index returned 11.91% and 14.40%, respectively. Meanwhile, real estate investment trusts (REITs) strongly outperformed the broader equity market, with total returns of more than 33%, driven by mergers and acquisitions sentiment, positive U.S. economic news and falling interest rates.

Performance Results

For the 12 months ended January 31, 2015, Class A shares of AEW Real Estate Fund returned 32.94% at net asset value. For the same period, the Fund slightly underperformed its benchmark, the MSCI US REIT Index, which returned 33.52%.

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Explanation of Fund Performance

Triple net lease, office, and storage were the most positive property sector contributors to performance. Among the individual securities, the Fund’s top two contributors to return were apartment company Equity Residential and office company Kilroy Realty. Both companies benefited from strengthening real estate fundamentals as the economy improved, as well as development pipelines that are leasing up well.

The Fund’s small cash position was a significant detractor given the REIT sector’s positive absolute performance. The weakest-performing property sectors were the industrial, diversified, and hotel sectors. Individual detractors included diversified company Alexander & Baldwin and hotel company Extended Stay America. After strongly outperforming in the third quarter of 2014, Extended Stay America reported lower-than-expected earnings and margins in the fourth quarter of the year as it rolled out its new revenue management system and standardized housekeeping and maintenance programs. There was nothing company-specific that drove Alexander & Baldwin’s underperformance, other than the fact that C-Corps, such as Alexander & Baldwin and Extended Stay America, lagged REITs during the year. We still like both companies’ relative valuations and maintain overweight positions.

Outlook

As of January 31, 2015, U.S. REITs were slightly above long-term normalized valuations but nowhere near the extremes seen in the 2011–12 period. REITs continue to look relatively expensive versus other equities, slightly above normal versus their underlying real estate, and substantially more attractive than their historical average versus bonds, as REIT dividend yields offer a healthy spread to bond yields. Along with this yield cushion, earnings growth should offset the impact of slow to moderate increases in interest rates, though we expect some volatility in the REIT market near Fed policy decisions. Going forward, we expect gains to be driven more by these improving earnings fundamentals than by additional multiple expansion.

Real estate fundamentals continue to support earnings growth for REITs. Vacancy rates are trending lower across the board, especially in the apartment sector, where rates have plateaued at healthy levels. Supply risk continues to be limited on a national level, with only the apartment sector back to long-term construction averages. A few select office and industrial markets are also seeing some supply growth, but it is generally being built to fill very strong demand in these same markets. More encouragingly, rents are now moving up in all property types, and some longer-lease property types are transitioning into an environment where leases will be signed at higher rents than those currently in place, providing a boost to net operating income. We expect high single-digit earnings growth across the REIT sector in 2015.

We believe the prospect for competitive returns with improving diversification benefits should support REIT shares in the near term. Over the longer term, when we eventually transition into an environment of higher interest rates, REITs will have benefited from a series of moves that have strengthened balance sheets and improved average asset quality. Such moves provide the best defense against the potential for higher capitalization rates in the future, whether they come sooner or later.

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AEW REAL ESTATE FUND

Growth of $10,000 Investment in Class A Shares3

January 31, 2005 through January 31, 2015

3  |

Average Annual Total Returns—January 31, 20153

	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 12/29/00)
NAV	32.94%	19.15%	9.79%	—%
With 5.75% Maximum Sales Charge	25.27	17.75	9.14	—

Class B (Inception 12/29/00)
NAV	31.88	18.25	8.97	—
With CDSC[1]	26.88	18.05	8.97	—

Class C (Inception 12/29/00)
NAV	31.95	18.24	8.97	—
With CDSC[1]	30.95	18.24	8.97	—

Class N (Inception 5/01/13)
NAV	33.48	—	—	13.30

Class Y (Inception 8/31/00)
NAV	33.21	19.43	10.10	—

Comparative Performance
MSCI US REIT Index[2]	33.52	19.90	10.01	13.41

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI US REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12 months ended June 30, 2014 is available on the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2014 through January 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2014	ENDING ACCOUNT VALUE 1/31/2015	EXPENSES PAID DURING PERIOD* 8/1/2014 – 1/31/2015
Class A
Actual	$1,000.00	$1,183.70	$7.71
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12
Class B
Actual	$1,000.00	$1,179.30	$11.81
Hypothetical (5% return before expenses)	$1,000.00	$1,014.37	$10.92
Class C
Actual	$1,000.00	$1,179.30	$11.81
Hypothetical (5% return before expenses)	$1,000.00	$1,014.37	$10.92
Class N
Actual	$1,000.00	$1,187.10	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23
Class Y
Actual	$1,000.00	$1,185.60	$6.34
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.40%, 2.15%, 2.15%, 0.83% and 1.15% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of January 31, 2015

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
Lodging — 2.4%
150,000	Extended Stay America, Inc.	$2,967,000
127,300	Hilton Worldwide Holdings, Inc.(b)	3,305,981

		6,272,981

Real Estate — 3.2%
67,900	Alexander & Baldwin, Inc.	2,597,854
73,300	American Homes 4 Rent, Class A	1,223,377
193,900	Forest City Enterprises, Inc., Class A(b)	4,750,550

		8,571,781

Real Estate Investment Trusts — 92.7%
	REITs – Apartments — 14.9%
80,300	American Campus Communities, Inc.	3,529,988
76,400	AvalonBay Communities, Inc.	13,216,436
67,100	Camden Property Trust	5,170,055
226,900	Equity Residential	17,609,709

		39,526,188

	REITs – Diversified — 8.2%
91,400	American Assets Trust, Inc.	4,056,332
136,500	DuPont Fabros Technology, Inc.	5,085,990
524,400	Gramercy Property Trust, Inc.	3,628,848
91,700	Liberty Property Trust	3,695,510
71,000	STORE Capital Corp.	1,630,160
32,300	Vornado Realty Trust	3,567,212

		21,664,052

	REITs – Health Care — 11.1%
210,100	HCP, Inc.	9,935,629
129,400	Health Care REIT, Inc.	10,604,330
111,700	Ventas, Inc.	8,914,777

		29,454,736

	REITs – Hotels — 4.7%
71,800	Chatham Lodging Trust	2,235,134
273,300	Host Hotels & Resorts, Inc.	6,255,837
116,000	RLJ Lodging Trust	3,952,120

		12,443,091

	REITs – Manufactured Homes — 1.7%
80,400	Equity Lifestyle Properties, Inc.	4,400,292

	REITs – Office Property — 14.0%
182,800	BioMed Realty Trust, Inc.	4,469,460
93,600	Boston Properties, Inc.	12,991,680
92,600	Douglas Emmett, Inc.	2,637,248
148,200	Empire State Realty Trust, Inc., Class A	2,697,240
111,400	Kilroy Realty Corp.	8,260,310
72,200	Paramount Group, Inc.(b)	1,397,070

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2015

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)
	REITs – Office Property — continued
245,000	Piedmont Office Realty Trust, Inc., Class A	$4,784,850

		37,237,858

	REITs – Regional Malls — 14.8%
51,400	Macerich Co. (The)	4,420,914
142,900	Simon Property Group, Inc.	28,388,514
79,100	Taubman Centers, Inc.	6,482,245

		39,291,673

	REITs – Shopping Centers — 8.3%
119,400	Acadia Realty Trust	4,321,086
273,000	DDR Corp.	5,350,800
53,300	Federal Realty Investment Trust	7,662,941
105,600	Ramco-Gershenson Properties Trust	2,066,592
144,200	Retail Opportunity Investments Corp.	2,548,014
3,608	Urban Edge Properties(b)	85,654

		22,035,087

	REITs – Single Tenant — 1.1%
68,400	National Retail Properties, Inc.	2,930,256

	REITs – Storage — 8.1%
130,600	CubeSmart	3,217,984
81,500	Extra Space Storage, Inc.	5,379,000
63,900	Public Storage	12,833,676

		21,430,660

	REITs – Warehouse/Industrials — 5.8%
277,700	ProLogis, Inc.	12,535,378
180,000	Rexford Industrial Realty, Inc.	2,883,600

		15,418,978

	Total Real Estate Investment Trusts	245,832,871

	Total Common Stocks (Identified Cost $193,651,915)	260,677,633

Principal Amount
Short-Term Investments — 4.3%
$11,295,251	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/30/2015 at 0.010% to be repurchased at $11,295,260 on 2/02/2015 collateralized by $9,305,000 U.S. Treasury Bond, 3.375% due 5/15/2044 valued at $11,526,569 including accrued interest (Note 2 of Notes to Financial Statements). (Identified Cost $11,295,251)	11,295,251

	Total Investments — 102.6% (Identified Cost $204,947,166)(a)	271,972,884
	Other Assets Less Liabilities — (2.6)%	(6,780,852)

	Net Assets — 100.0%	$265,192,032

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2015

AEW Real Estate Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At January 31, 2015, the net unrealized appreciation on investments based on a cost of $205,391,545 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$66,839,381
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(258,042)

	Net unrealized appreciation	$66,581,339

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2015

REITs – Apartments	14.9%
REITs – Regional Malls	14.8
REITs – Office Property	14.0
REITs – Health Care	11.1
REITs – Shopping Centers	8.3
REITs – Diversified	8.2
REITs – Storage	8.1
REITs – Warehouse/Industrials	5.8
REITs – Hotels	4.7
Real Estate	3.2
Lodging	2.4
Other Investments, less than 2% each	2.8
Short-Term Investments	4.3

Total Investments	102.6
Other assets less liabilities	(2.6)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

January 31, 2015

ASSETS
Investments at cost	$204,947,166
Net unrealized appreciation	67,025,718

Investments at value	271,972,884
Receivable for Fund shares sold	803,300
Receivable for securities sold	77,892
Dividends and interest receivable	55,213

TOTAL ASSETS	272,909,289

LIABILITIES
Payable for securities purchased	5,594,815
Payable for Fund shares redeemed	1,730,425
Management fees payable (Note 5)	178,438
Deferred Trustees’ fees (Note 5)	92,831
Administrative fees payable (Note 5)	9,259
Payable to distributor (Note 5d)	6,304
Other accounts payable and accrued expenses	105,185

TOTAL LIABILITIES	7,717,257

NET ASSETS	$265,192,032

NET ASSETS CONSIST OF:
Paid-in capital	$195,292,255
Distributions in excess of net investment income	(110,423)
Accumulated net realized gain on investments	2,984,482
Net unrealized appreciation on investments	67,025,718

NET ASSETS	$265,192,032

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$77,842,093

Shares of beneficial interest	4,206,292

Net asset value and redemption price per share	$18.51

Offering price per share (100/94.25 of net asset value) (Note 1)	$19.64

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$362,500

Shares of beneficial interest	19,517

Net asset value and offering price per share	$18.57

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$10,431,652

Shares of beneficial interest	562,260

Net asset value and offering price per share	$18.55

Class N shares:
Net assets	$1,248

Shares of beneficial interest	71

Net asset value, offering and redemption price per share	$17.57	*

Class Y shares:
Net assets	$176,554,539

Shares of beneficial interest	10,065,936

Net asset value, offering and redemption price per share	$17.54

*	Net asset value calculations reflect fractional share and dollar amounts.

See accompanying notes to financial statements.

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Statement of Operations

For the Year Ended January 31, 2015

INVESTMENT INCOME
Dividends	$6,011,213
Interest	233

6,011,446

Expenses
Management fees (Note 5)	1,824,107
Service and distribution fees (Note 5)	283,518
Administrative fees (Note 5)	98,020
Trustees’ fees and expenses (Note 5)	27,056
Transfer agent fees and expenses (Notes 5 and 6)	416,494
Audit and tax services fees	65,556
Custodian fees and expenses	21,546
Legal fees	1,887
Registration fees	101,500
Shareholder reporting expenses	51,886
Miscellaneous expenses	15,380

Total expenses	2,906,950
Less waiver and/or expense reimbursement (Note 5)	(94)

Net expenses	2,906,856

Net investment income	3,104,590

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	9,757,942
Capital gain distributions received (Note 2)	1,654,921
Net change in unrealized appreciation (depreciation) on:
Investments	51,276,027

Net realized and unrealized gain on investments	62,688,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,793,480

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Year Ended January 31, 2015	Year Ended January 31, 2014
FROM OPERATIONS:
Net investment income	$3,104,590	$3,214,317
Net realized gain on investments	11,412,863	56,889,591
Net change in unrealized appreciation (depreciation) on investments	51,276,027	(52,957,566)

Net increase in net assets resulting from operations	65,793,480	7,146,342

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(861,275)	(997,256)
Class B	(1,234)	(4,143)
Class C	(41,620)	(59,269)
Class N	(17)	(11)
Class Y	(2,221,145)	(2,944,757)
Net realized capital gains
Class A	(5,561,007)	(14,480,482)
Class B	(41,002)	(164,119)
Class C	(706,194)	(2,201,505)
Class N	(83)	(189)
Class Y	(11,226,118)	(34,021,440)

Total distributions	(20,659,695)	(54,873,171)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	11,491,507	(109,159,519)

Net increase (decrease) in net assets	56,625,292	(156,886,348)
NET ASSETS
Beginning of the year	208,566,740	365,453,088

End of the year	$265,192,032	$208,566,740

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(110,423)	$(103,621)

See accompanying notes to financial statements.

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Financial Highlights

For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of the period	$15.20		$19.20	$18.64	$16.71	$12.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.19	0.21	0.14	0.12
Net realized and unrealized gain (loss)	4.57		0.06	2.11	1.92	4.65

Total from Investment Operations	4.77		0.25	2.32	2.06	4.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.25)	(0.17)	(0.13)	(0.15)
Net realized capital gains	(1.26)		(4.00)	(1.59)	—	—
Paid-in capital	—		—	—	—	(0.06)

Total Distributions	(1.46)		(4.25)	(1.76)	(0.13)	(0.21)

Net asset value, end of the period	$18.51		$15.20	$19.20	$18.64	$16.71

Total return(b)	32.94%		1.96%	12.92%	12.46%	39.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$77,842		$68,470	$71,202	$70,123	$68,895
Net expenses	1.40	%(c)	1.36%	1.31%	1.31%	1.40	%(d)
Gross expenses	1.40%		1.36%	1.31%	1.31%	1.40	%(d)
Net investment income	1.23%		1.00%	1.07%	0.84%	0.81%
Portfolio turnover rate	18%		17%	35%	12%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.
(d)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Class B
	Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of the period	$15.24		$19.21	$18.65	$16.73	$12.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.04	0.06	0.02	0.02
Net realized and unrealized gain (loss)	4.58		0.08	2.13	1.91	4.65

Total from Investment Operations	4.65		0.12	2.19	1.93	4.67

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.09)	(0.04)	(0.01)	(0.07)
Net realized capital gains	(1.26)		(4.00)	(1.59)	—	—
Paid-in capital	—		—	—	—	(0.03)

Total Distributions	(1.32)		(4.09)	(1.63)	(0.01)	(0.10)

Net asset value, end of the period	$18.57		$15.24	$19.21	$18.65	$16.73

Total return(b)	31.88%		1.21%	12.11%	11.53%	38.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$363		$699	$1,396	$2,072	$2,711
Net expenses	2.15	%(c)	2.10%	2.06%	2.06%	2.15	%(d)
Gross expenses	2.15%		2.10%	2.06%	2.06%	2.15	%(d)
Net investment income	0.44%		0.22%	0.30%	0.09%	0.10%
Portfolio turnover rate	18%		17%	35%	12%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(c)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.
(d)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

15  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of the period	$15.23		$19.23	$18.67	$16.74	$12.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.05	0.06	0.01	0.01
Net realized and unrealized gain (loss)	4.58		0.05	2.13	1.93	4.66

Total from Investment Operations	4.66		0.10	2.19	1.94	4.67

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.10)	(0.04)	(0.01)	(0.08)
Net realized capital gains	(1.26)		(4.00)	(1.59)	—	—
Paid-in capital	—		—	—	—	(0.03)

Total Distributions	(1.34)		(4.10)	(1.63)	(0.01)	(0.11)

Net asset value, end of the period	$18.55		$15.23	$19.23	$18.67	$16.74

Total return(b)	31.95%		1.14%	12.13%	11.60%	38.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,432		$8,982	$11,158	$9,122	$9,536
Net expenses	2.15	%(c)	2.11%	2.06%	2.06%	2.15	%(d)
Gross expenses	2.15%		2.11%	2.06%	2.06%	2.15	%(d)
Net investment income	0.48%		0.27%	0.32%	0.08%	0.08%
Portfolio turnover rate	18%		17%	35%	12%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.
(d)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  16

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2015		Period Ended January 31, 2014*
Net asset value, beginning of the period	$14.48		$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.15
Net realized and unrealized gain (loss)	4.35		(1.64)

Total from Investment Operations	4.60		(1.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.22)
Net realized capital gains	(1.26)		(3.69)

Total Distributions	(1.51)		(3.91)

Net asset value, end of the period	$17.57		$14.48

Total return(b)	33.48%		(6.75)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1
Net expenses(c)	0.99	%(d)	1.20	%(e)
Gross expenses	9.79%		3.14	%(e)
Net investment income	1.60%		1.14	%(e)
Portfolio turnover rate	18%		17%

*	From commencement of operations on May 1, 2013 through January 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

17  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of the period	$14.48		$18.50	$18.02	$16.16	$11.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.23	0.25	0.18	0.15
Net realized and unrealized gain (loss)	4.33		0.05	2.04	1.86	4.50

Total from Investment Operations	4.56		0.28	2.29	2.04	4.65

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.30)	(0.22)	(0.18)	(0.18)
Net realized capital gains	(1.26)		(4.00)	(1.59)	—	—
Paid-in capital	—		—	—	—	(0.07)

Total Distributions	(1.50)		(4.30)	(1.81)	(0.18)	(0.25)

Net asset value, end of the period	$17.54		$14.48	$18.50	$18.02	$16.16

Total return	33.21%		2.22%	13.22%	12.76%	39.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$176,555		$130,415	$281,698	$296,039	$204,938
Net expenses	1.15	%(b)	1.10%	1.06%	1.07%	1.16	%(c)
Gross expenses	1.15%		1.10%	1.06%	1.07%	1.16	%(c)
Net investment income	1.49%		1.24%	1.32%	1.08%	1.01%
Portfolio turnover rate	18%		17%	35%	12%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.
(c)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  18

Notes to Financial Statements

January 31, 2015

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the

19  |

Notes to Financial Statements (continued)

January 31, 2015

financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

|  20

Notes to Financial Statements (continued)

January 31, 2015

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2015 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2015 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims

21  |

Notes to Financial Statements (continued)

January 31, 2015

receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2015, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2015 and 2014 was as follows:

2015 Distributions Paid From:			2014 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$3,397,426	$17,262,269	$20,659,695	$5,079,473	$49,793,698	$54,873,171

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

|  22

Notes to Financial Statements (continued)

January 31, 2015

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$3,428,861

Late-year ordinary and post-October capital loss deferrals*	(17,592)

Unrealized appreciation	66,581,339

Total accumulated earnings	$69,992,608

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

23  |

Notes to Financial Statements (continued)

January 31, 2015

For the year ended January 31, 2015, the Fund did not loan securities under this agreement.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$260,677,633	$—	$—	$260,677,633
Short-Term Investments	—	11,295,251	—	11,295,251

Total	$260,677,633	$11,295,251	$—	$271,972,884

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2015, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the year ended January 31, 2015, purchases and sales of securities (excluding short-term investments) were $40,954,816 and $45,221,570, respectively.

|  24

Notes to Financial Statements (continued)

January 31, 2015

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2016 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the period July 1, 2014 to January 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y
1.40%	2.15%	2.15%	1.10%	1.15%

Prior to July 1, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y
1.50%	2.25%	2.25%	1.20%	1.25%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2015, the management fees for the Fund were $1,824,107 (0.80% of average daily net assets).

For the year ended January 31, 2015, class-specific expenses of $94 have been reimbursed for Class N shares. Expense reimbursements of $21 are subject to possible recovery until January 31, 2016. See Note 5h.

25  |

Notes to Financial Statements (continued)

January 31, 2015

No expenses were recovered during the year ended January 31, 2015 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

For the year ended January 31, 2015, the service and distribution fees for the Fund were as follows:

Service Fees			Distribution Fees
Class A	Class B	Class C	Class B	Class C
$184,658	$1,275	$23,440	$3,826	$70,319

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of the next $30 billion and 0.0325% of such assets in excess of

|  26

Notes to Financial Statements (continued)

January 31, 2015

$90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the year ended January 31, 2015, the administrative fees for the Fund were $98,020.

Prior to July 1, 2014, the Fund paid NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the year ended January 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $360,352.

As of January 31, 2015, the Fund owes NGAM Distribution $6,304 in reimbursements for sub-transfer agent fees.

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the year ended January 31, 2015 amounted to $44,590.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting

27  |

Notes to Financial Statements (continued)

January 31, 2015

attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2015, the chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Affiliated Ownership.  At January 31, 2015, Natixis US held shares of the Fund representing less than 0.01% of the Fund’s net assets.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Effective July 1, 2014, NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the period from July 1, 2014 through January 31, 2015, NGAM Advisors reimbursed the Fund $73 for transfer agency expenses related to Class N shares.

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Notes to Financial Statements (continued)

January 31, 2015

6.  Class-Specific Transfer Agent Fees and Expenses.  For the year ended January 31, 2015, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$135,184	$946	$17,150	$94	$263,120

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the year ended January 31, 2015, the Fund had no borrowings under this agreement.

8.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the year ended January 31, 2015, $2,719 was rebated under these agreements.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

29  |

Notes to Financial Statements (continued)

January 31, 2015

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2015		Year Ended January 31, 2014*
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,291,510	$38,370,262	2,910,322	$54,147,609
Issued in connection with the reinvestment of distributions	366,449	5,951,948	945,438	14,272,167
Redeemed	(2,956,743)	(49,333,033)	(3,059,371)	(55,796,594)

Net change	(298,784)	$(5,010,823)	796,389	$12,623,182

Class B
Issued from the sale of shares	642	$11,255	4,310	$81,769
Issued in connection with the reinvestment of distributions	2,554	41,016	10,355	158,016
Redeemed	(29,565)	(484,677)	(41,456)	(796,266)

Net change	(26,369)	$(432,406)	(26,791)	$(556,481)

Class C
Issued from the sale of shares	90,463	$1,520,367	101,281	$1,790,675
Issued in connection with the reinvestment of distributions	32,201	525,534	107,152	1,616,195
Redeemed	(149,959)	(2,470,852)	(199,206)	(3,372,843)

Net change	(27,295)	$(424,951)	9,227	$34,027

Class N
Issued from the sale of shares	—	$—	51	$1,010
Issued in connection with the reinvestment of distributions	7	100	14	200
Redeemed	(1)	(8)	—	—

Net change	6	$92	65	$1,210

Class Y
Issued from the sale of shares	4,078,699	$64,819,417	4,342,563	$77,715,159
Issued in connection with the reinvestment of distributions	591,389	9,199,393	1,286,214	18,495,237
Redeemed	(3,613,569)	(56,659,215)	(11,849,326)	(217,471,853)

Net change	1,056,519	$17,359,595	(6,220,549)	$(121,261,457)

Increase (decrease) from capital share transactions	704,077	$11,491,507	(5,441,659)	$(109,159,519)

*	From commencement of operations on May 1, 2013 through January 31, 2014 for Class N shares.

|  30

Report of Independent Registered Public

Accounting Firm

To the Trustees of Natixis Funds Trust IV and Shareholders of AEW Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AEW Real Estate Fund, the sole series of Natixis Funds Trust IV (the “Fund”), at January 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 23, 2015

31  |

2015 U.S. Tax Distribution Information to

Shareholders (Unaudited)

Corporate Dividends Received Deduction.  For the fiscal year ended January 31, 2015, 1.38% of dividends distributed by the AEW Real Estate Fund qualify for the dividends received deduction for corporate shareholders.

Qualified Dividend Income.  For the fiscal year ended January 31, 2015, 2.76% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the Fund paid $17,262,269, which has been designated as capital gains distributions for the fiscal year ended January 31, 2015.

|  32

Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Funds’ Statements of Additional Information include additional information about the trustees of the Trusts and are available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Trustee since 2008 Chairperson of the Audit Committee and Governance Committee Member	Retired	42 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Contract Review Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	42 Formerly, Director, BJ’s Wholesale Club (retail); formerly, Director, Citizens Financial Group (bank)	Experience on the Board and significant experience on the boards of other business organizations (including at a retail company and a bank); executive experience (including at a retail company)

33  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	42 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Audit Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	42 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

|  34

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee since 2012 Contract Review Committee Member	Chancellor and faculty member, University of Massachusetts Lowell	42 None	Experience on the Board and on the boards of other business organizations; experience as Chancellor of the University of Massachusetts Lowell; government experience (including as a member of the U.S. House of Representatives); academic experience

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee since 2000 Ex Officio member of the Audit Committee, the Contract Review Committee and the Governance Committee	President, Strategic Advisory Services (management consulting)	42 Director, AES Corporation (international power company); formerly, Director, Verizon Communications (telecommunications company)	Significant experience on the Board and on the boards of other business organizations (including at a telecommunications company, an international power company and a specialty chemicals corporation); executive experience (including at a management consulting company)

35  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Erik R. Sirri (1958)	Trustee since 2009 Audit Committee Member	Professor of Finance at Babson College	42 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	42 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Governance Committee and Contract Review Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	42 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

|  36

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Robert J. Blanding[3] (1947) 555 California Street San Francisco, CA 94104	Trustee since 2003	Chairman and Chief Executive Officer (formerly, President), Loomis, Sayles & Company, L.P.	42 None	Significant experience on the Board; continuing service as Chairman and Chief Executive Officer of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.	42 None	Experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Advisors, L.P.

John T. Hailer[5] (1960)	Trustee since 2000	President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.	42 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

[1]

Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Ms. Moose was appointed to serve an additional three-year term as the Chairperson of the Board on December 13, 2013.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”).

[3]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: Chairman and Chief Executive Officer of Loomis, Sayles & Company, L.P. and Director of Loomis Sayles Investment Asia Pte., Ltd.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[5]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

37  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

|  38

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Kenneth A. Drucker, Mr. Richard A. Goglia, Mr. Wendell J. Knox and Mr. Erik R. Sirri are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/13- 1/31/14	2/1/14- 1/31/15	2/1/13- 1/31/14	2/1/14- 1/31/15	2/1/13- 1/31/14	2/1/14- 1/31/15	2/1/13- 1/31/14	2/1/14- 1/31/15
Natixis Funds Trust IV	$45,203	$48,159	$53	$30	$15,015	$15,242	$ —	$ —

1.	Audit-related fees consist of:

Year-end 1/31/2014 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan

Year-end 1/31/2015 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan

2.	Tax fees consist of:

Year-end 1/31/14 & 1/31/15 – review of the Registrant’s tax returns

Aggregate fees billed to the Registrant for non-audit services during the years ended 1/31/2014 and 1/31/2015 were $15,068 & $15,272, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P. and entities controlling, controlled by or under common control with AEW Capital Management, L.P. (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees			Tax fees		All other fees
	2/1/13- 1/31/14	2/1/14- 1/31/15	2/1/13- 1/31/14	2/1/14- 1/31/15	2/1/13- 1/31/14	2/1/14- 1/31/15
Control Affiliates	$ —	$	$ —	$	$ —	$ —

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P. and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/13-1/31/14	2/1/14-1/31/15
Control Affiliates	$77,000	$178,546

none of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: March 23, 2015

By: /s/ Michael C. Kardok

Name: Michael C. Kardok

Title: Treasurer

Date: March 23, 2015